Cash, Cash Equivalents and Restricted Cash (Details Narrative) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Restricted cash, collateral against a bank loan, current	$ 1,000,000	$ 2,000,000
Restricted cash in bank time deposit for cutting mutia	$ 1,500,000